UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vollero Beach Capital Partners LLC

Address:   777 Third Avenue
           14th Floor
           New York, NY 10017


Form 13F File Number: 028-14279


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lubman
Title:  Chief Financial Officer
Phone:  (212) 584-4784

Signature,  Place,  and  Date  of  Signing:

                                   New York, NY                     May 15, 2012
---------------------------------  -------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              79

Form 13F Information Table Value Total:  $      559,580
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14281             Robert A. Vollero, Jr.
----  --------------------  ----------------------------------------------------
2     028-14280             Gentry T. Beach
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE


Column 1                        Column 2    Column 3  Column 4           Column 5           Column 6  Column 7       Column 8
---------------------------- -------------- --------- ------------------ ------------------ -------- --------------- ---------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   TOTAL SHARES SH/PRN PUT/CALL INV DISC. OTH MGR       Voting Auth
                                                      (x$1000)                                                   SOLE    SHARED NONE
---------------------------- -------------- --------- ------------------ ------------------ -------- --------------- ---------------
ANADARKO PETE CORP           COM            032511107    5,454       69,624 SH              DEFINED   1,2         69,624
APPROACH RESOURCES INC       COM            03834A103    5,850      158,335 SH              DEFINED   1,2        158,335
ARCH COAL INC                COM            039380100    9,639      900,000        PUT      DEFINED   1,2        900,000
ATWOOD OCEANICS INC          COM            050095108    5,571      124,114 SH              DEFINED   1,2        124,114
BARRETT BILL CORP            COM            06846N104    4,308      165,625 SH              DEFINED   1,2        165,625
BRISTOW GROUP INC            COM            110394103    3,341       70,000 SH              DEFINED   1,2         70,000
CABOT OIL & GAS CORP         COM            127097103   15,391      493,770 SH              DEFINED   1,2        493,770
CANADIAN NAT RES LTD         COM            136385101    7,398      222,955 SH              DEFINED   1,2        222,955
CANADIAN PAC RY LTD          COM            13645T100    9,851      129,704 SH              DEFINED   1,2        129,704
CARBO CERAMICS INC           COM            140781105    3,348       31,749 SH              DEFINED   1,2         31,749
CATERPILLAR INC DEL          COM            149123101    7,989       75,000        PUT      DEFINED   1,2         75,000
CHEVRON CORP NEW             COM            166764100    4,023       37,524 SH              DEFINED   1,2         37,524
CLIFFS NATURAL RESOURCES INC COM            18683K101    2,811       40,579 SH              DEFINED   1,2         40,579
CLOUD PEAK ENERGY INC        COM            18911Q102    2,811      176,460 SH              DEFINED   1,2        176,460
COBALT INTL ENERGY INC       COM            19075F106    4,095      136,368 SH              DEFINED   1,2        136,368
CONCHO RES INC               COM            20605P101    5,100       49,957 SH              DEFINED   1,2         49,957
CON-WAY INC                  COM            205944101    2,837       86,983 SH              DEFINED   1,2         86,983
CSX CORP                     COM            126408103    7,052      327,710 SH              DEFINED   1,2        327,710
CUMMINS INC                  COM            231021106    6,002       50,000        PUT      DEFINED   1,2         50,000
DIAMOND OFFSHORE DRILLING IN COM            25271C102   11,058      165,663 SH              DEFINED   1,2        165,663
DRIL-QUIP INC                COM            262037104    2,848       43,800 SH              DEFINED   1,2         43,800
EATON CORP                   COM            278058102    3,759       75,430 SH              DEFINED   1,2         75,430
ENSCO PLC                    SPONSORED ADR  29358Q109    7,263      137,214 SH              DEFINED   1,2        137,214
EOG RES INC                  COM            26875P101    5,714       51,430 SH              DEFINED   1,2         51,430
EXCO RESOURCES INC           COM            269279402    5,624      848,240 SH              DEFINED   1,2        848,240
EXPEDITORS INTL WASH INC     COM            302130109    6,010      129,210 SH              DEFINED   1,2        129,210
EXXON MOBIL CORP             COM            30231G102    8,578       98,910 SH              DEFINED   1,2         98,910
FLOTEK INDS INC DEL          COM            343389102    5,085      423,050 SH              DEFINED   1,2        423,050
FLUOR CORP NEW               COM            343412102   11,083      184,597 SH              DEFINED   1,2        184,597
FMC TECHNOLOGIES INC         COM            30249U101   14,084      279,330 SH              DEFINED   1,2        279,330
GOODRICH PETE CORP           COM NEW        382410405    6,270      329,659 SH              DEFINED   1,2        329,659
GULFPORT ENERGY CORP         COM NEW        402635304    7,704      264,545 SH              DEFINED   1,2        264,545
HALLIBURTON CO               COM            406216101    6,741      203,116 SH              DEFINED   1,2        203,116
HARVEST NATURAL RESOURCES IN COM            41754V103    2,177      307,440 SH              DEFINED   1,2        307,440
HORNBECK OFFSHORE SVCS INC N COM            440543106    4,529      107,764 SH              DEFINED   1,2        107,764
HUB GROUP INC                CL A           443320106    3,161       87,720 SH              DEFINED   1,2         87,720
JOY GLOBAL INC               COM            481165108    2,971       40,415 SH              DEFINED   1,2         40,415
KANSAS CITY SOUTHERN         COM NEW        485170302    3,366       46,948 SH              DEFINED   1,2         46,948
KBR INC                      COM            48242W106   10,378      291,922 SH              DEFINED   1,2        291,922
KEY ENERGY SVCS INC          COM            492914106   12,992      840,880 SH              DEFINED   1,2        840,880
KIRBY CORP                   COM            497266106    4,299       65,346 SH              DEFINED   1,2         65,346
LAREDO PETE HLDGS INC        COM            516806106    5,567      237,510 SH              DEFINED   1,2        237,510
LUFKIN INDS INC              COM            549764108    3,970       49,219 SH              DEFINED   1,2         49,219
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100    8,799      201,578 SH              DEFINED   1,2        201,578
MARATHON PETE CORP           COM            56585A102    4,203       96,943 SH              DEFINED   1,2         96,943
MARTIN MARIETTA MATLS INC    COM            573284106    4,037       47,150 SH              DEFINED   1,2         47,150
MASTEC INC                   COM            576323109    5,237      289,490 SH              DEFINED   1,2        289,490
MCMORAN EXPLORATION CO       COM            582411104    4,280      400,000        CALL     DEFINED   1,2        400,000
METHANEX CORP                COM            59151K108    2,966       91,469 SH              DEFINED   1,2         91,469
MOSAIC CO NEW                COM            61945C103    7,183      129,911 SH              DEFINED   1,2        129,911
NABORS INDUSTRIES LTD        SHS            G6359F103    2,884      164,874 SH              DEFINED   1,2        164,874
NAVISTAR INTL CORP NEW       COM            63934E108    3,132       77,440 SH              DEFINED   1,2         77,440
NOBLE ENERGY INC             COM            655044105   17,335      177,290 SH              DEFINED   1,2        177,290
OASIS PETE INC NEW           COM            674215108    5,206      168,854 SH              DEFINED   1,2        168,854
OCCIDENTAL PETE CORP DEL     COM            674599105    3,556       37,342 SH              DEFINED   1,2         37,342
OIL STS INTL INC             COM            678026105    6,023       77,159 SH              DEFINED   1,2         77,159
PACCAR INC                   COM            693718108    5,544      118,378 SH              DEFINED   1,2        118,378
PACIFIC DRILLING SA LUXEMBOU REG SHS        L7257P106    3,066      303,000 SH              DEFINED   1,2        303,000
PETROLEUM DEV CORP           COM            716578109    5,895      158,949 SH              DEFINED   1,2        158,949
PIONEER NAT RES CO           COM            723787107   18,434      165,191 SH              DEFINED   1,2        165,191
POTASH CORP SASK INC         COM            73755L107   10,702      234,232 SH              DEFINED   1,2        234,232
RANGE RES CORP               COM            75281A109    4,680       80,495 SH              DEFINED   1,2         80,495
ROWAN COS INC                COM            779382100    9,879      300,000        CALL     DEFINED   1,2        300,000
SELECT SECTOR SPDR TR        SBI INT-UTILS  81369Y886   20,814      593,910 SH              DEFINED   1,2        593,910
SOUTHWESTERN ENERGY CO       COM            845467109   42,840    1,400,000        CALL     DEFINED   1,2      1,400,000
SUPERIOR ENERGY SVCS INC     COM            868157108    5,705      216,432 SH              DEFINED   1,2        216,432
TENARIS S A                  SPONSORED ADR  88031M109    5,214      136,392 SH              DEFINED   1,2        136,392
TESORO CORP                  COM            881609101    8,084      301,180 SH              DEFINED   1,2        301,180
TIDEWATER INC                COM            886423102    8,822      163,308 SH              DEFINED   1,2        163,308
TIMKEN CO                    COM            887389104    6,438      126,891 SH              DEFINED   1,2        126,891
TITAN INTL INC ILL           COM            88830M102    3,835      162,170 SH              DEFINED   1,2        162,170
TOTAL S A                    SPONSORED ADR  89151E109   11,623      227,360 SH              DEFINED   1,2        227,360
TRANSOCEAN LTD               REG SHS        H8817H100    6,010      109,872 SH              DEFINED   1,2        109,872
TRINITY INDS INC             COM            896522109    3,156       95,780 SH              DEFINED   1,2         95,780
WALTER ENERGY INC            COM            93317Q105    2,822       47,659 SH              DEFINED   1,2         47,659
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103   18,488    1,225,162 SH              DEFINED   1,2      1,225,162
WERNER ENTERPRISES INC       COM            950755108    3,132      125,970 SH              DEFINED   1,2        125,970
WESTLAKE CHEM CORP           COM            960413102    5,295       81,718 SH              DEFINED   1,2         81,718
WHITING PETE CORP NEW        COM            966387102    6,159      113,421 SH              DEFINED   1,2        113,421
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